Income taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes [Abstract]
Schedule of variations of income tax (expense) recovery from rates applicable to income before income taxes
Variations of income tax expense (recovery) from the basic Canadian federal and provincial combined tax rates applicable to income before income taxes are as follows:

		2021		2020
	$	%	$	%
Income (loss) before income taxes	131,961		(100,583)
Statutory tax rates		26.5		26.5
Income taxes expense (recovery) at statutory rate	34,970		(26,655)

Add (deduct) effect of
Permanent difference items	103		18,966
Rate differential	(20,116)		(3,773)
Prior year adjustments	(4,280)		2,148
Change in unrecognized deductible temporary differences	3,975		11,283
Share-based payments	9,566		2,358
Other	698		(1,240)
Total tax expense	24,916		3,087

Schedule of details and components of income tax expense (recovery)
The details of income tax expense (recovery) are as follows:

	2021	2020
	$	$
Income tax expense (recovery)
Current	34,914	13,491
Deferred	(9,998)	(10,404)
	24,916	3,087
The components of current income tax expense (recovery) are as follows:

	2021	2020
	$	$
Current income tax expense (recovery)
Current	34,635	13,732
Adjustment of prior year income tax expense (recovery)	279	(241)
	34,914	13,491
The components of deferred income tax expense (recovery) are as follows:

	2021	2020
	$	$
Deferred income tax expense (recovery)
Origination and reversal of temporary differences	(9,417)	(27,670)
Change in unrecognized deductible temporary differences	3,975	14,877
Adjustment of prior year income tax expense (recovery)	(4,556)	2,389
	(9,998)	(10,404)

Schedule of deferred income taxes
The details of changes of deferred income taxes are as follows for the year ended December 31, 2021:

	Deferred tax assets (liabilities) as at December 31, 2020	Recognized in net income	Business combinations	Equity	Foreign currency exchange differences	Deferred tax assets (liabilities) as at December 31, 2021
	$	$	$	$	$	$
Deferred tax assets
Share-based payments	—	551	—	3,763	—	4,314
Net operating tax losses carried forward	2,286	1,708	24	—	—	4,018
Intangible assets	3,117	4,637	(3,829)	—	—	3,925
Accrued liabilities	1,810	665	374	—	75	2,924
Total deferred tax assets	7,213	7,561	(3,431)	3,763	75	15,181

Deferred tax liabilities
Intangible assets	(54,267)	7,588	(26,740)	—	3,376	(70,043)
Other	1,899	(4,916)	1,073	—	144	(1,800)
Property and equipment	(773)	(132)	—	—	—	(905)
Deferred costs	(392)	(103)	—	—	(2)	(497)
Total deferred tax liabilities	(53,533)	2,437	(25,667)	—	3,518	(73,245)
Total net deferred tax assets (liabilities)	(46,320)	9,998	(29,098)	3,763	3,593	(58,064)
The details of changes of deferred income taxes are as follows for the year ended December 31, 2020:

	Deferred tax assets (liabilities) as at December 31, 2019	Recognized in net loss	Business combination	Foreign currency exchange differences	Deferred tax assets (liabilities) as at December 31, 2020
	$	$	$	$	$
Deferred tax assets
Intangible assets	(2,944)	6,061	—	—	3,117
Net operating tax losses carried forward	2,009	277	—	—	2,286
Other	597	1,302	—	—	1,899
Accrued liabilities	2,834	(1,024)	—	—	1,810
Total deferred tax assets	2,496	6,616	—	—	9,112

Deferred tax liabilities
Intangible assets	(14,590)	4,071	(41,650)	(2,098)	(54,267)
Property and equipment	1,332	(2,105)	—	—	(773)
Deferred costs	(408)	16	—	—	(392)
Unrealized foreign currency exchange	(1,806)	1,806	—	—	—
Total deferred tax liabilities	(15,472)	3,788	(41,650)	(2,098)	(55,432)
Total net deferred tax assets (liabilities)	(12,976)	10,404	(41,650)	(2,098)	(46,320)
The deferred income taxes are presented on the consolidated statements of financial position as follows:

	2021	2020
	$	$
Deferred tax assets	13,036	3,785
Deferred tax liabilities	(71,100)	(50,105)
	(58,064)	(46,320)

Schedule of unrecognized deferred income tax assets	Unrecognized deferred income tax assets balances are as follows:

	2021	2020
	$	$
Net operating tax losses carried forward	24,865	27,082
Deductible temporary differences, including capital losses	12,132	11,645

Schedule of net operating tax losses carried forward with no deferred tax asset
The net operating tax losses carried forward for which no deferred income tax asset was recognized expire as follows:

As at December 31, 2021	Gross amount of net operating tax losses carried forward	Tax-effected	Expiry Period
	$	$
Expire	92,412	24,436	2031 to 2041
Never expire	2,413	429	N/A
	94,825	24,865

As at December 31, 2020	Gross amount of net operating tax losses carried forward	Tax-effected	Expiry Period
	$	$
Expire	102,196	27,082	2039 to 2040